UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00576

Northeast Investors Trust

(Exact name of Registrant as specified in charter)

125 High Street, Room 1802

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street, Room 1802

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

NORTHEAST

INVESTORS

TRUST

A NO LOAD FUND

Semi-Annual Report

For the Period Ending

March 31, 2019

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be posted to the Trust’s website (www.northeastinvestors.com/downloads/) and you will be notified by mail each time a report is posted and you will be provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To receive your shareholder reports or other communications electronically, please contact the Trust or your financial intermediary if you do not invest directly with the Trust.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact them to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 800-225-6704 to inform the Trust that you wish to continue receiving paper copies of your shareholder reports.

     Dear Fellow Shareholders:

During the first half of fiscal 2019, Northeast Investors Trust posted a total return of -2.2%, which compares with +2.4% for the ICE Bank of America Merrill Lynch US High Yield Index. The difference is almost entirely due to the performance of out-of-index securities in the Trust’s portfolio.

At the start of the fiscal year in October, the predominant market concern was related to the risk of rising interest rates, but market attention quickly swung to a concern over economic activity and the possibility of a recession. Overweight with short-term securities, Northeast’s core bond portfolio was well positioned for either risk and saw limited volatility. On the other hand, there was noticeable weakness in the Trust’s out-of-index securities, which masked the stability of the bonds in the portfolio.

In late December, investor sentiment abruptly changed, with recession fears ebbing, but with market participants holding intact their view of continued lower interest rates. As a result, the high yield market recovered sharply, with Northeast’s fixed income seeing only a modest bounce – akin to the modest weakness it had witnessed during the tumultuous October-December time period. However, we also saw limited appreciation from the out-of-index securities that had weakened during the autumn sell-off.

Looking forward, current conditions in the Treasury market are essentially predicting a recession, while on the other hand the equity market and high yield spreads can be said to anticipate strong economic activity. To the extent that either embedded prophesy comes true, the high yield market therefore may come under pressure and our defensive posture could prove well-chosen.

Given the magnitude of the potential risks facing the market, particularly of the geopolitical nature which we believe are hard to predict, we are relatively comfortable with the positioning of the Trust. Should markets sell off on the news of either a downside or upside surprise, we are positioned to consider extending the maturities in our portfolio in order to take advantage of such volatility.

We remain significant shareholders in the Trust personally, and have a strong mutuality of interest in providing strong, risk-adjusted returns.

Sincerely,

Bruce H. Monrad

Chairman of the Trustees

May 20, 2019

     Historical Information (unaudited)

Fiscal Year Ended Sept. 30	At End of Fiscal Year		Total Net Assets	Distribution Per Share During Fiscal Year		Average Monthly Net Asset Value
	Full Shares Outstanding	Net Asset Value Per Share		From Net Income	From Capital Gain
2009	154,496,180	$5.74	$885,806,723	$0.44	$0.0000	$4.57
2010	120,110,979	6.03	723,592,180	0.44	0.0000	5.93
2011	84,950,722	5.52	468,925,715	0.44	0.0000	6.15
2012	99,735,587	6.03	601,338,130	0.41	0.0000	5.86
2013	135,886,143	6.44	875,171,812	0.37	0.0000	6.31
2014	83,921,225	6.48	543,360,576	0.47	0.0000	6.57
2015	69,240,411	4.86	335,875,302	0.43	0.0000	5.63
2016	70,765,064	4.58	323,791,971	0.32	0.0000	4.34
2017	63,155,485	4.82	303,915,087	0.30	0.0000	4.70
2018	56,897,420	4.53	257,206,545	0.26	0.0000	4.64
2019(b)	51,372,066	4.35	223,161,579	0.10	0.0000	4.39
(b)	Six months ended March 31, 2019

     Average Annual Total Return (unaudited)

One year ended March 31, 2019	(0.28%)
Five years ended March 31, 2019	(1.86%)
Ten years ended March 31, 2019	8.43%

     SEC Yield (unaudited)*

Yield calculated as of March 31, 2019:    3.75%

*

The 30-Day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. The Statement of Additional Information contains additional information regarding the computation of the SEC yield.

     About Your Fund’s Expenses (unaudited)

	Annualized Expense Ratio	Beginning Account Value 9/30/2018	Ending Account Value 3/31/2019	Expenses Paid During Period 9/30/2018 - 3/31/2019*
Actual Return -2.20%	1.55%	$1,000.00	$977.98	$7.56

Hypothetical (5% return before expenses)	1.55%	$1,000.00	$1,017.20	$7.80

*

Expenses are equal to the Trust's annualized prior six month expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.

As a shareholder of the Trust, you incur ongoing costs, which include costs for portfolio management, administrative services and other fund expenses. The above example is intended to help you understand the ongoing costs (in dollars) of investing in the Trust and to compare these costs with those of similar mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses based on the Trust's actual returns. You may use the information in this line, together with your account balance, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Fixed Income Portfolio Composition (unaudited)

Maturity Schedule

(% of portfolio)

Under 1 Year	12%
1-5 Years	72%
6-10 Years	10%
11-15 Years	0%
Over 15 Years	6%
Total	100%

     Quarterly Portfolio Holdings

Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC"). The schedules of portfolio holdings for the second and fourth quarters are incorporated in and filed as part of the semi-annual and annual reports to shareholders. The schedules of portfolio holdings for the first and third quarters are filed with the SEC on Form N-Q. The Trust makes the information on Form N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC’s Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC’s website at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust’s reference number as a registrant under the Investment Company Act of 1940 is 811-576.

The SEC recently passed new modernization reporting rules to broaden and deepen the kinds of information that funds must disclose about their portfolio holdings and investment practices. The Reporting Rules introduce new Forms N-PORT and N-CEN which will replace currently effective Forms N-Q and N-SAR, respectively. They are primarily designed for use by the SEC and its staff to facilitate their oversight of the fund industry. The Trust will commence the new filings in accordance with the compliance dates of the rule.

Summary of Net Assets

March 31, 2019 (unaudited)

	Value	% of Net Assets
Corporate Bonds, Loans & Notes
Coal	$1,107,781	0.50%
Consumer Discretionary	8,250,000	3.70%
Consumer Finance	10,142,663	4.54%
Drug Stores	1,657,500	0.74%
Electrical Components & Equipment	2,722,061	1.22%
Electrical Utility	8,383,440	3.76%
Energy / Natural Resources	849,561	0.38%
Hardware	8,483,129	3.80%
Homebuilders	22,952,514	10.29%
Industrial Servicing / Manufacturing	25,963,263	11.63%
Metals & Mining	6,761,933	3.03%
Oil & Gas Drilling	15,825,778	7.09%
Paper / Forest Products	9,700,315	4.35%
Power Generation	9,325,225	4.18%
Tobacco	19,710,400	8.83%

Total Corporate Bonds, Loans & Notes	$151,835,563	68.04%
Common and Preferred Stock
Coal	$212,219	0.09%
Diversified Chemicals	2,043,153	0.92%
Electrical Utility	1,106,690	0.50%
Energy / Natural Resources	1,065,004	0.48%
Food Processing	8,425,273	3.78%
Metals & Mining	16,052,860	7.19%
Oil & Gas Drilling	1,701,826	0.76%
Packaging & Container	139,057	0.06%
Paper / Forest Products	416,660	0.19%
Pipeline	10,240,780	4.59%
Retail Food Chain	2,084,277	0.93%
Transportation	111,484	0.05%

Total Common and Preferred Stock	$43,599,283	19.54%
Total Asset Backed Securities	2,360,366	1.05%
Total GDP-Linked Bond	1,317,006	0.59%
Total Warrants	107,250	0.05%
Total Repurchase Agreement	21,716,182	9.73%

Total Investments	220,935,650	99.00%
Receivables	2,806,023	1.26%

Total Assets	223,741,673	100.26%
Liabilities	(580,094)	-0.26%

Total Net Assets	$223,161,579	100.00%

Schedule of Investments (a)

March 31, 2019 (unaudited)

Asset Backed Securities — 1.05% Name of Issuer	Principal	Value

Airline Lease — 1.05%

Aircraft Fin Trust, 2.96375% (1 month LIBOR + 0.48%), 5/15/24	$16,859,760	$2,360,366

Total Asset Backed Securities — (cost—$7,333,996)		$2,360,366

Corporate Bonds, Loans & Notes — 68.04% Name of Issuer	Principal	Value

Coal — 0.50%

Westmoreland Mining Holdings LLC TL, PIK, FRN 17.6218% (3 month LIBOR + 15%), 3/15/29 (f)	$1,311,146	$1,107,781

Consumer Discretionary — 3.70%

Foot Locker, Inc., 8.5%, 01/15/22	7,500,000	8,250,000

Consumer Finance — 4.54%

Credit Acceptance Corp., 6.125%, 2/15/21	10,130,000	10,142,663

Drug Stores — 0.74%

Rite Aid Corp., 6.125%, 4/01/23 (b)	2,000,000	1,657,500

Electrical Components & Equipment — 1.22%

Advanced Lighting Technologies, PIK, FRN 19.795% (3 month LIBOR + 17%) 9/30/23 (b) (c)	5,982,388	2,722,061

Electrical Utility — 3.76%

AES, Corp., 7.25%, 10/15/21	7,800,000	8,383,440

Energy/Natural Resources — 0.38%

American Eagle Energy Corp., 11%, 9/01/19 (b) (d)	15,500,000	174,375

RAAM Global Energy Co., 12.5%, 10/01/15 (d) (e)	23,000,000	230,000

Talos Production LLC, 11%, 4/03/22 (b)	422,980	445,186

		849,561

Hardware — 3.80%

NCR Corp., 4.625%, 2/15/21	8,498,000	8,483,129

Homebuilders — 10.29%

Brookfield Residential Properties, Inc., 6.125%, 7/01/22 (b)	7,211,000	7,247,055

Taylor Morrison Communities, Inc., 5.25%, 4/15/21 (b)	5,422,000	5,416,849

Tousa, Inc., 9%, 7/01/10 (d) (e)	14,111,000	141,110

Tousa, Inc., 8.25%, 4/1/11 (d) (e)	12,250,000	122,500

William Lyons Homes, Inc., 7%, 8/15/22	10,000,000	10,025,000

		22,952,514

Industrial Servicing / Manufacturing — 11.63%

Clean Harbors, Inc., 5.125%, 6/01/21	8,610,000	8,620,763

Fortress Transportation and Infrastucture Investors LLC, 6.75%, 3/15/22 (b)	7,000,000	7,122,500

XPO Logistics, Inc., 6.5%, 6/15/22 (b)	10,000,000	10,220,000

		25,963,263

Corporate Bonds, Loans & Notes—(continued) Name of Issuer	Principal	Value

Metals & Mining — 3.03%

American Gilsonite Co., PIK 17%, 12/31/21 (b)	$7,286,252	$6,761,933

Oil & Gas Drilling—7.09%

Parker Drilling Co. TL, 13% (11% cash, 2% PIK), 3/26/24 (f)	2,982,857	2,982,028

Tidewater, Inc., 8%, 8/01/22	12,500,000	12,843,750

		15,825,778

Paper/Forest Products — 4.35%

Cenveo Corp., 8.5%, 9/15/22 (b) (d)	25,000,000	250,000

Neenah, Inc., 5.25%, 5/15/21 (b)	9,474,000	9,450,315

		9,700,315

Power Generation — 4.18%

Vistra Energy Corp., 7.625%, 11/01/24	5,000,000	5,287,600

Vistra Energy Corp., 8.125%, 1/30/26 (b)	3,700,000	4,037,625

		9,325,225

Tobacco — 8.83%

Pyxus International, Inc., 8.5%, 4/15/21 (b)	10,620,000	10,832,400

Vector Group LTD, 6.125%, 2/01/25 (b)	10,000,000	8,878,000

		19,710,400

Total Corporate Bonds, Loans & Notes — (cost—$218,615,915)		$151,835,563

GDP-Linked Bonds — 0.59% Name of issuer	Principal	Value

Republic of Argentina GDP Linked Security, FRN (based on the performance of Argentina's GDP), 12/15/35 (d)	$34,386,574	$1,317,006

Total GDP-Linked Bonds — (cost—$1,423,421)		$1,317,006

Common & Preferred Stock — 19.54% Name of issuer	Number of Shares	Value

Coal — 0.09%

Westmoreland Mining Holding LLC, Class A Units (d)	22,606	$212,219

Diversified Chemicals — 0.92%

Ingevity Corp. (d)	602	63,577

NL Industries, Inc. (d)	510,200	1,979,576

		2,043,153

Electrical Components & Equipment — 0.00%

Advanced Lighting Technologies PFD (c) (d)	104,947	—

Electrical Utility — 0.50%

Homer City Holdings, LLC (d) (f)	221,338	1,106,690

Energy / Natural Resources — 0.48%

SilverBow Resources, Inc. (d)	5,058	116,334

Talos Energy, Inc. (d)	35,718	948,670

		1,065,004

Common & Preferred Stock—(continued) Name of issuer	Number of Shares	Value

Food Processing — 3.78%

Viskase Cos., Inc. (d)	3,052,635	$8,425,273

Metals & Mining — 7.19%

American Gilsonite (d) (f)	15,980	7,990,000

American Zinc Recycling, LLC (d) (f)	14,659	8,062,450

Ormet Corp. (d)	372,638	410

		16,052,860

Oil & Gas Drilling — 0.76%

Key Energy Services, Inc. (d)	6,453	26,199

Parker Drilling Co. (d)	140,471	1,675,627

		1,701,826

Packaging & Container — 0.06%

Westrock Co.	3,626	139,057

Paper/Forest Products — 0.19%

Cenveo Enterprises, Inc. (d) (f)	20,833	416,660

Pipeline — 4.59%

Crestwood Equity Partners LP PFD	1,100,000	10,240,780

Retail Food Chain — 0.93%

Romacorp, Inc. (c) (d) (f)	82,220	2,084,277

Transportation — 0.05%

Getlink SA	7,349	111,484

Total Common & Preferred Stock — (cost—$61,492,489)		$43,599,283

Warrants — 0.05% Name of issuer	Number of Shares	Value

Advanced Lighting Technologies, DTD 10/04/17 @ $123.27 expiration 10/04/27 (c) (d)	2,006	$—

Jack Cooper Enterprises, Inc., DTD 12/30/17 @ $0.01 expiration 12/30/27 (d)	16,500	107,250

Total Warrants — (cost—$255,833)		$107,250

Repurchase Agreement — 9.73%

State Street Bank & Trust Co. 0.65% dated 3/29/2019, to be repurchased at $21,717,358 on 4/01/2019 (g)

Total Repurchase Agreement — (cost—$21,716,182)		$21,716,182

Total Investments — 99.00% (cost—$310,837,836)		220,935,650

Net Other Assets and Liabilities — 1.00%		2,225,929

Net Assets — 100%		$223,161,579

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $75,215,799 which represents 33.71% of total net assets. These securities are generally deemed liquid.

(c)

Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of March 31, 2019 was $4,806,338 which represents 2.15% of total net assets.

(d)	Non-income producing security.
(e)	Security is in principal default.
(f)

All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of March 31, 2019 was $23,749,886 which represents 10.64% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/13/2014	$5,273,400
American Zinc Recycling, LLC	7/19/2012 - 9/30/2016	$8,474,521
Cenveo Enterprises, Inc.	9/11/2018	$607,500
Homer City Holdings, LLC	4/6/2017	$588,216
Parker Drilling Co. TL	3/27/2019	$2,982,857
Romacorp, Inc.	11/15/2006	$4,118,756
Westmoreland Mining Holdings Co TL	3/15/2019	$2,445,129
Westmoreland Mining Holdings Co Class A Units	3/15/2019	$641,637

(g)	Acquired on March 29, 2019. Collateralized by $22,151,159 of US Treasury Notes due 5/15/2048. The maturity value is $21,717,358.
PIK	Payment in Kind
FRN	Floating Rate Note - rates reflected are as of March 31, 2019
PFD	Preferred Security
TL	Term Loan

Statement of Assets

and Liabilities (unaudited)

March 31, 2019

Assets
Investments—at market value (cost $289,121,654)	$199,219,468
Repurchase Agreement—at market value (cost $21,716,182)	21,716,182
Receivable for interest	2,805,914
Receivable for shares sold	109

Total Assets	223,741,673

Liabilities
Payable for trustee fees	277,991
Accrued expenses	229,781
Payable for shares repurchased	72,322

Total Liabilities	580,094

Net Assets	$223,161,579

Net Assets Consist of:
Capital, at a $1.00 par value	$51,372,066
Paid in surplus	615,042,745
Undistributed net investment income	1,655,234
Accumulated net realized loss on investments	(355,006,280)
Net unrealized depreciation of investments	(89,902,186)

Net Assets	$223,161,579

Net Asset Value, offering price and redemption price per share ($223,161,579/51,372,066 shares)	$4.35

The accompanying notes are an integral part of the financial statements.

     Statement of Operations (unaudited)

Six Months Ended March 31, 2019

Investment Income
Interest	$6,282,027
PIK Interest	963,012
Dividends	467,720
Other Income	12,589

Total Income	7,725,348

Expenses
Administrative expenses and salaries	732,506
Trustee fees	559,754
Computer and related expenses	101,550
Legal fees	84,400
Commitment fees	80,536
Auditing fees	63,700
Printing, postage and stationery fees	36,575
Custodian fees	31,850
Insurance	21,840
Registration and filing fees	20,325
Transfer agent fees	17,000
Interest expense	6,155
Telephone	4,550
Other expenses	35,490

Total Expenses	1,796,231

Net Investment Income	5,929,117
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions	(18,901,541)
Change in unrealized appreciation (depreciation) of investments	8,812,466

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,159,958)

The accompanying notes are an intergral part of the financial statements.

Statements of Changes

in Net Assets

	Six Months Ended March 31, 2019 (unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets

From Operations:
Net investment income	$5,929,117	$11,829,975
Net realized gain (loss) from investment transactions	(18,901,541)	(2,584,669)
Change in unrealized appreciation (depreciation) of investments	8,812,466	(11,175,424)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,159,958)	(1,930,118)

Distributions to Shareholders from Net Investment Income	(5,283,593)	(15,076,212)

From Net Trust Share Transactions—(See Note D)	(24,601,415)	(29,702,212)

Total Increase (Decrease) in Net Assets	(34,044,966)	(46,708,542)

Net Assets:
Beginning of Period	257,206,545	303,915,087

End of Period	$223,161,579	$257,206,545

Undistributed Net Investment Income	$1,655,234	$1,009,710

The accompanying notes are an integral part of the financial statements.

     Financial Highlights

	Six months Ended March 31, 2019	Year Ended September 30,
Per Share Data	(unaudited)	2018	2017	2016	2015	2014
Net Asset Value:
Beginning of Period	$4.53	$4.82	$4.58	$4.86	$6.48	$6.44

Income From Investment Operations:
Net investment income^	0.11	0.20	0.28	0.33	0.37	0.46
Net realized and unrealized gain (loss) on investment	–0.19	–0.23	0.26	–0.29	–1.56	0.05

Total from investment operations	–0.08	–0.03	0.54	0.04	–1.19	0.51

Less Distributions:
Net investment income	–0.10	–0.26	–0.30	–0.32	–0.43	–0.47

Net Asset Value:
End of Period	$4.35	$4.53	$4.82	$4.58	$4.86	$6.48

Total Return#	–2.20%	–0.39%	11.78%	1.30%	–19.12%	8.06%

Ratios & Supplemental Data
Net assets end of period (in thousands)	$223,162	$257,207	$303,915	$323,792	$335,875	$543,361
Ratio of operating expenses to average net assets*	1.55%	1.48%	1.52%	1.60%	1.27%	0.98%
Ratio of interest expense to average net assets	0.08%	0.15%	0.13%	0.29%	0.18%	0.10%
Ratio of net investment income to average net assets	5.11%	4.35%	5.98%	7.66%	6.50%	6.94%
Portfolio turnover rate	24.75%	42.69%	61.33%	3.52%	7.72%	29.34%

*	Includes Interest Expense when applicable

^	Calculated using the Average Share Method

#	Total Return reflects the rate that an investor would have earned on an investment in the Trust during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Note A–Organization

Northeast Investors Trust (the “Trust”), a diversified open-end management investment company (a Massachusetts Trust), is registered with the United States Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The primary objective of the Trust is the production of income. The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Note B–Significant Accounting Policies

Valuation of Investments:  The value of equity securities or equity-like securities such as warrants for which market quotations are readily available, shall be determined on the basis of the last quoted sale prices taken from the primary market or exchange on which they are traded. A bid price may be used instead of last quoted sales price if it more closely reflects the fair value of the security as of the close of regular trading on the New York Stock Exchange. Fixed income securities, including securities convertible into equity, shall be valued on the basis of evaluated prices furnished by independent pricing services or from quotations received from dealers who make markets in such securities. The evaluations provided by the pricing services are based on expert analysis of market data and other factors such as last sale, dealer bids, yields, quality, coupon rate, maturity, type of issue, trading characteristics and other relevant bond market data.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may be derived following a review of pertinent data (EBITDA, Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions.

The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Trust’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Trust’s Pricing Committee on an ongoing basis as information becomes available, but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Trust’s Board of Trustees on a quarterly basis. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities fair valued on March 31, 2019 was $4,806,338, which represents 2.15% of net assets.

Federal Income Taxes:  It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders.

Notes to Financial Statements (unaudited) (continued)

Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2018 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense on the Statement of Operations.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes:  Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value:  In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income:  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust’s distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount and amortization of premium, is accrued as earned. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions:  Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates and Basis of Accounting:  The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk:  Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

New Accounting Pronouncements:  In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018.

Notes to Financial Statements (unaudited) (continued)

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. The ASU is effective for annual periods beginning after December 15, 2019.

Management is currently evaluating the potential impact of these changes to the financial statements.

Note C–Trustees’ Compensation

Trustees’ compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees’ compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. For the six months ended March 31, 2019 and the year ended September 30, 2018 the current Independent Trustees were aggregately paid $60,000 and $120,000 respectively from the Trustee fees.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2019 was 6,090,895 shares (11.86%).

Administrative Expenses & Salaries:  Northeast Investors Trust incurs salary and administrative expenses which includes such expenses for personnel performing transfer agent and dividend disbursement related functions and other administrative functions of the Trust.

Note D–Shares of Beneficial Interest

At March 31, 2019, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Shares Sold	416,029	$1,806,952	5,463,809	$25,206,799
Shares issued to shareholders in reinvestment of distributions from net investment income	806,267	3,503,204	2,238,339	10,306,601

	1,222,296	$5,310,156	7,702,148	$35,513,400

Shares redeemed	(6,747,650)	(29,911,571)	(13,960,213)	(65,215,612)

Net Increase (Decrease)	(5,525,354)	$(24,601,415)	(6,258,065)	$(29,702,212)

Note E–Purchases and Sales of Investments

The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $55,941,272 and $128,331,643 respectively, for the six months ended March 31, 2019.

Note F–Line of Credit

The Trust’s line of credit, which does not require maintenance of compensating balances, is generally on a demand basis and is at a rate equal to the applicable margin (1.25%) plus the higher of (a) the Federal Funds Rate or (b) the one-month LIBOR Rate during the period in which such loan is outstanding. At March 31, 2019 the Trust has an unused line of credit amounting to $50,000,000. The Trust pays a commitment fee of 0.20% on the unused portion of the line of credit

Notes to Financial Statements (unaudited) (continued)

when the loan balance is equal to or greater than $30,000,000 and otherwise pays 0.25%. The line of credit may be terminated at the bank’s option at its annual renewal date on January 10, 2020.

The following information relates to aggregate short-term borrowings during the six months ended March 31, 2019:

Average amount outstanding (total of daily outstanding principal balances divided by the number of days with debt outstanding during the period)	$3,952,981
Weighted average interest rate	3.53%

Note G–Repurchase Agreement

On a daily basis, the Trust invests cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust’s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H–Additional Tax Information

The amount of distributions paid during the six months ended March 31, 2019 and the year ended September 30, 2018 were $5,283,593 and $15,076,212, and were classified as ordinary income.

The Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”) was enacted to update some of the federal income and excise tax rules related to regulated investment companies. The RIC Mod Act allows new capital losses to be carried forward indefinitely rather than for a maximum of eight years. The capital losses also now retain the character of the original loss rather than be carried forward as short-term losses as under previous law. The provisions of the RIC Mod Act are effective for taxable years beginning after December 22, 2010. Losses incurred during these years (Post-RIC Mod Act) will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. As a result the Pre-RIC Mod Act capital loss carryforwards may expire unused. The Trust’s expired unused 2018 Pre-RIC Mod Act capital loss carryforward of $15,862,511 is reflected in paid in surplus. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in future periods.

The difference between book and tax basis cost of investments and net unrealized gains (losses) is primarily attributable to accretion and amortization differences.

As of September 30, 2018 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed Net Investment Income	$1,009,710

Capital Loss Carryfoward Pre-RIC Mod Act:

2019	(159,796,299)

Capital Loss Carryfoward Post-RIC Mod Act:	(175,855,036)

Unrealized gains (losses)—net	(99,168,056)

Total distributable earnings (losses)—net	$(433,809,681)

Notes to Financial Statements (unaudited) (continued)

At March 31, 2019 the Trust's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	$310,729,782
Gross unrealized gain	7,620,151
Gross unrealized loss	(97,414,283)

Net unrealized security gain (loss)	$(89,794,132)

Note–I Fair Value Measurements

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs including the Trust's own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company's financial statements or other documents.

The following table summarized the Trust's investment as of March 31, 2019 based on the inputs used to value them.

	Level 1	Level 2	Level 3	Total as of 3/31/2019
Corporate Bonds, Loans & Notes	$—	$149,113,502	$2,722,061	$151,835,563
Common and Preferred Stock	13,514,603	28,000,403	2,084,277	43,599,283
GDP Linked Security	—	1,317,006	—	1,317,006
Asset Backed Security	—	2,360,366	—	2,360,366
Warrants	—	107,250	—	107,250
Repurchase Agreement	—	21,716,182	—	21,716,182

	$13,514,603	$202,614,709	$4,806,338	$220,935,650

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. For the six months ended March 31, 2019, there was one transfer from Level 1 to Level 2 due to an absence of observable trading activity at the end of the period. There were no other transfers recognized during the period.

Notes to Financial Statements (unaudited) (continued)

At March 31, 2019, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds, Loans & Notes	Common and PFD Stock	Totals as of 3/31/2019
Beginning Balance @ 9/30/18	$3,352,322	$2,452,623	$5,804,945
Purchases	275,183	—	275,183
Sales	—	—	—
Realized Gain(Loss)	—	—	—
Net Change in Unrealized Appreciation/(Depreciation)	(905,444)	(368,346)	(1,273,790)
Transfers into Level 3 from Level 2	—	—	—
Transfers out of Level 3 to Level 2	—	—	—

Ending Balance @ 03/31/2019	$2,722,061	$2,084,277	$4,806,338

Change in Unrealized Gain / (Loss) for Positions Still Held at March 31, 2019

Corporate Bonds & Notes	$(905,444)

Common Stock	(368,346)

Totals	$(1,273,790)

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of March 31, 2019:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input(1)
Corporate Bonds, Loans & Notes

Electrical Components & Equipment	$2,722,061	Market Comparable(2)	EBITDA Multiple	7x	Increase

Common Stock

Retail Food Chains	2,084,277	Market Comparable(2)	EBITDA Multiple	8x	Increase

	$4,806,338

(1)

This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Earnings multiples are based on comparable companies and transactions of comparable companies.

Notes to Financial Statements (unaudited) (continued)

Note J–Subsequent Events

Management has evaluated whether any other events or transactions occurred subsequent to September 30, 2018 and through the date of issuance of the Trust’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Trust’s financial statements.

Note K–Other

In the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be minimal.

     Trustees & Officers

The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Peter J. Blampied, George P. Beal, and Charles R. Daugherty. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Trust. The table below provides certain information about the Trust’s Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 125 High Street, Suite 1802, Boston, MA 02110-2301.

The Trust’s Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

Name/Age/Service*	Position	Principal Occupation(s) / Other Directorships During the Past Five Years

Affiliated Trustees and Fund Officers

Ernest E. Monrad# Age: 88 Years of Service: 57	Trustee	Trustee of Northeast Investors Trust; Chairman of Sippican Capital Advisors

Bruce H. Monrad# Age: 57 Years of Service: 25	Trustee and Chairman	Trustee and Chairman of Northeast Investors Trust

Gordon C Barrett Age: 62 Years of Service: 31	Executive Vice President and Chief Financial Officer	Chief Financial Officer of Northeast Investors Trust; President of Sippican Capital Advisors

David A. Randall Age: 52 Years of Service: 18	Chief Compliance Officer	Officer of Northeast Investors Trust

Independent Trustees

Peter J. Blampied Age: 76 Years of Service: 18	Trustee	Director of A.W. Perry, Inc.

George P. Beal Age: 65 Years of Service: 14	Trustee	Managing Partner, Boston Family Office, LLC; Director and Trustee of Breckinridge Capital Advisors

Charles R. Daugherty Age: 65 Years of Service: 14	Trustee	Managing Partner, Stanwich Advisors, LLC

*	The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.
#	Ernest E. Monrad and Bruce H. Monrad are father and son respectively.

Trustees

Ernest E. Monrad	Bruce H. Monrad
Peter J. Blampied	George P. Beal
Charles R. Daugherty

Officers

Bruce H. Monrad, Chairman

Gordon C. Barrett, Executive Vice President & Chief Financial Officer

David A. Randall, Vice President & Chief Compliance Officer

Chapin P. Mechem, Vice President

Matthew D. Fratolillo, Vice President

Joseph R. Morrison, Vice President

Nancy A. Holler, Assistant Vice President

Custodian

State Street Bank & Trust Co.

1 Iron Street

Boston, Massachusetts 02110

Transfer Agent

Northeast Investors Trust

125 High St.

Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust’s future performance, and that the Trust’s investments are subject to market risks.

For a free copy of the Trust’s proxy voting guidelines or information on how the Trust voted proxies during the most recent 12 month period ended on June 30 visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)’s web site at www.sec.gov.

Shares of the Trust are sold to investors at net asset value by

Northeast Investors Trust

125 High St.

Boston, Massachusetts 02110

(800) 225-6704

The share price for Northeast Investors Trust is made available at www.northeastinvestors.com or by calling 800-225-6704.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and financial officers, after evaluating the effectiveness of the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act, have concluded that, based on such evaluation, the registrant’s disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b)

There was no change in the internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)

99.CERT - Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

99.906CERT - A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: June 3, 2019

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: June 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: June 3, 2019

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: June 3, 2019